Segment Reporting	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 11 – SEGMENT REPORTING

ASC 280, "Segment Reporting," establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments. The Company uses the "management approach" in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company's reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management's assessment, the Company has determined that it has two operating segments: online education services, and technological development and operation service. Our online education segment consists of two types of online services: Online Education Cloud Service ("B2B2C") and Online Training Service ("B2C").

The following tables present summary information by segment for the years ended March 31, 2019, 2018 and 2017, respectively:

	For the Year Ended
	March 31, 2019	March 31, 2018	March 31, 2017

Revenue from Online Education Service
Revenue from B2B2C Service	$3,540,536	$4,467,605	$4,450,795
Revenue from B2C Service	645,060	554,480	282,048
Revenue from Technological Development and Operation Service	1,172,427	945,811	439,845
Total	$5,358,023	$5,967,896	$5,172,688

All the Company's revenue was generated from its business operation in China.

	For the Year Ended March 31, 2019
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$4,185,596	$1,172,427	$5,358,023
Cost of revenue and related tax	2,418,522	435,857	2,854,379
Gross profit	$1,767,074	$736,570	$2,503,644
Depreciation and amortization	$123,293	$7,731	$131,024
Total capital expenditures	$50,815	$14,017	$64,832

	For the Year Ended March 31, 2018
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$5,022,085	$945,811	$5,967,896
Cost of revenue and related tax	1,811,117	418,379	2,229,496
Gross profit	$3,210,968	$527,432	$3,738,400
Depreciation and amortization	$101,679	$20,255	$121,934
Total capital expenditures	$546,131	$7,399	$553,530

	For the Year Ended March 31, 2017
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$4,732,843	$439,845	$5,172,688
Cost of revenue and related tax	1,953,520	197,879	2,151,399
Gross profit	$2,779,323	$241,966	$3,021,289
Depreciation and amortization	$90,278	$28,579	$118,857
Total capital expenditures	$74,807	$869	$75,676

	As of March 31, 2019	As of March 31, 2018
Total assets:
Online Education Service	$7,796,930	$8,701,048
Technological Development and Operation Service	685,724	906,656
Total Assets	$8,842,654	$9,607,704